Schedule of Stock Options Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	1,086,368
Options outstanding, Weighted average remaining contractual life (years)	5 years 9 months 21 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 0.88
Options exercisable, Number (in shares) | shares	324,713
Options exercisable, Weighted average remaining contractual life (years)	3 years 10 months 9 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 1.84
Range One [Member]
IfrsStatementLineItems [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	0.37
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 0.50
Options outstanding, Number (in shares) | shares	760,000
Options outstanding, Weighted average remaining contractual life (years)	6 years 8 months 19 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 0.41
Options exercisable, Number (in shares) | shares	60,006
Options exercisable, Weighted average remaining contractual life (years)	5 years 11 months 12 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 0.37
Range Two [Member]
IfrsStatementLineItems [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	0.51
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 1.78
Options outstanding, Number (in shares) | shares	160,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 10 months 28 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 0.91
Options exercisable, Number (in shares) | shares	106,672
Options exercisable, Weighted average remaining contractual life (years)	4 years 10 months 28 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 0.90
Range Three [Member]
IfrsStatementLineItems [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	1.79
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 3.14
Options outstanding, Number (in shares) | shares	85,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 2 months 15 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 2.08
Options exercisable, Number (in shares) | shares	76,667
Options exercisable, Weighted average remaining contractual life (years)	3 years 21 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 2.07
Range Four [Member]
IfrsStatementLineItems [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	3.15
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 217.00
Options outstanding, Number (in shares) | shares	81,368
Options outstanding, Weighted average remaining contractual life (years)	1 year 8 months 12 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 3.95
Options exercisable, Number (in shares) | shares	81,368
Options exercisable, Weighted average remaining contractual life (years)	1 year 8 months 12 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 3.95